Loans (Details) - Schedule of Accretable Yield, or Income Expected to be Collected - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accretable Yield, or Income Expected to be Collected [Abstract]
Balance at beginning of period	$ 294	$ 339
Accretion of income	(34)	(45)
Balance at end of period	$ 260	$ 294